Debt - Offers to Purchase the Notes (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 07, 2023	Aug. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Special dividends, maximum	$ 299,900
Loss on extinguishment of debt			$ 0	$ 11,699	$ 0
Senior Secured Notes | Senior Secured Notes Due 2028 , Restricted Payment Offer
Debt Instrument [Line Items]
Repurchase amount	200
Redemption price, percentage		103.00%
Extinguishment of debt	$ 100
Pro ration percentage	49.5674%
Long-term debt, gross	$ 100
Senior Secured Notes | Senior Secured Notes Due 2028 , Restricted Payment Offer | Maximum
Debt Instrument [Line Items]
Repurchase amount		$ 150,000
Senior Secured Notes | Senior Secured Notes Due 2028, Tender Offer
Debt Instrument [Line Items]
Repurchase amount	294,800
Redemption price, percentage		104.25%
Extinguishment of debt	$ 146,000
Pro ration percentage	49.60%
Long-term debt, gross	$ 148,800
Senior Secured Notes | Senior Secured Notes Due 2028, Tender Offer | Maximum
Debt Instrument [Line Items]
Repurchase amount		$ 150,000